May 1, 2000

Zandra Y. Bailes, Esquire
Office of Insurance Products
Division of Investment Management
U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  T. Rowe Price Equity Series, Inc.
     consisting of four separate portfolios:
       T. Rowe Price Equity Income Portfolio
       T. Rowe Price New America Growth Portfolio
       T. Rowe Price Personal Strategy Balanced Portfolio
       T. Rowe Price Mid-Cap Growth Portfolio
     File Nos.: 033-52161/811-07143

Dear Ms. Bailes:

This letter will serve as our filing under provisions of Rule 497 of the Securities Act of 1933. We are writing to inform you that there have been no changes to the Funds' Prospectuses and Statements of Additional Information that were filed under Rule 485(b) as part of Post-Effective Amendment No. 13 on April 25, 2000.

The Prospectuses and Statements of Additional Information went effective on May 1, 2000. These documents will be used for the offer and sale of Fund shares.

Sincerely,
/s/Forrest R. Foss
Forrest R. Foss